Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries, wages and benefits	$ 3,248	$ 2,954	$ 2,899
Passenger Taxes	9,222	6,254	2,317
Aircraft fuel	1,445	993	1,435
Contracted ground and aviation services	1,900	1,025	2,200
Maintenance	1,232	954	1,081
Aircraft Rent	3,296	2,981	3,384
Other	3,662	5,257	4,149
Accrued liabilities	$ 24,005	$ 20,418	$ 17,465